                        MARKED TO INDICATE CHANGES FROM PEA #47


      As filed with the Securities and Exchange Commission on June 30, 1997

--------------------------------------------------------------------------------

                                Investment Company Act of 1940 File No. 811-5683
                                                Securities Act File No. 33-25355


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                --------------
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / /

                      POST-EFFECTIVE AMENDMENT NO. 48                   /X/
                                      and
                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940                    / /

                             AMENDMENT NO. 50                           /X/
                                --------------
                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)
              (Exact Name of Registrant as Specified in Charter)
                   One International Place, Boston, MA 02110
                    (Address of Principal Executive Office)
                Registrant's Telephone Number 1 (617) 330-8900

                     Karl O. Hartmann, Assistant Secretary
                    c/o Chase Global Funds Services Company
                               73 Tremont Street
                          Boston, Massachusetts 02108
                    (Name and Address of Agent for Service)
                                --------------
                                   Copy to:
                            Audrey C. Talley, Esq.
                     Stradley, Ronon, Stevens & Young LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098

                                 --------------


               It is proposed that this filing become effective:
                   (check appropriate box)
               [X] immediately upon filing pursuant to Paragraph (b)
               [_] on (date) pursuant to Paragraph (b)
               [_] 60 days after filing pursuant to Paragraph (a)
               [_] 75 days after filing pursuant to Paragraph (a)
               [_] on (date) pursuant to Paragraph (a) of Rule 485

           Registrant has previously elected to and hereby continues its election to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed its Rule 24f-2 Notice for the fiscal year ended October 31, 1996 on December 27, 1996.

                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)
                             CROSS REFERENCE SHEET
                          FILE NOS. 33-25355/811-5683


PART A OF FORM N-1A                                            LOCATION IN PROSPECTUS
-------------------                                            ----------------------
Item 1.    Cover Page......................................    Cover Page

Item 2.    Synopsis........................................    Fund Expenses; Prospectus Summary

Item 3.    Condensed Financial Information.................    Financial Highlights

Item 4.    General Description of Registrant...............    Prospectus Summary; Investment Objectives;
                                                               Investment Policies; Other Investment Policies;
                                                               Investment Limitations

Item 5.    Management of the Fund..........................    Investment Adviser; Administrative Services;
                                                               Distributor; Portfolio Transactions

Item 5A.   Management's Discussion
           of Fund Performance.............................    Included in the Registrant's Annual Report to
                                                               Shareholders dated October 31, 1996

Item 6.    Capital Stock and Other Securities..............    Purchase of Shares; Redemption of Shares;
                                                               Valuation of Shares; Dividends, Capital Gains
                                                               Distributions and Taxes; General Information
Item 7.    Purchase of Securities
           Being Offered...................................    Cover Page; Purchase of Shares

Item 8.    Redemption or Repurchase........................    Redemption of Shares

Item 9.    Pending Legal Proceedings.......................    Not Applicable


PART B OF FORM N-1A                                             LOCATION IN STATEMENT
-------------------                                             OF ADDITIONAL INFORMATION
                                                                -------------------------
Item 10.    Cover Page......................................    Cover Page

Item 11.    Table of Contents...............................    Cover Page

Item 12.    General Information and History.................    General Information

Item 13.    Investment Objective and Policies...............    Investment Objective and Policies; Investment
                                                                Limitations

Item 14.    Management of the Fund..........................    Management of the Fund; Investment Adviser

Item 15.    Control Persons and Principal
            Holders of Securities ..........................    Management of the Fund

Item 16.    Investment Advisory and
            Other Services..................................    Investment Adviser

Item 17.    Brokerage Allocation and
            Other Practices.................................    Portfolio Transactions

Item 18.    Capital Stock and Other
            Securities......................................    General Information

Item 19.    Purchase, Redemption and Pricing
            of Securities Being Offered.....................    Purchase of Shares; Redemption of Shares

Item 20.    Tax Status......................................    General Information

Item 21.    Underwriters....................................    Not Applicable

Item 22.    Calculation of Performance Data.................    Performance Calculations

Item 23.    Financial Statements............................    Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)

                        POST-EFFECTIVE AMENDMENT NO. 48

                                    PART A


The following Prospectuses are incorporated herein by reference to Post-Effective Amendment No. 47 filed on June 4, 1997:

           .         NWQ Portfolios Institutional Class Shares
           .         NWQ Portfolios Institutional Service Class Shares

The following Prospectus is also incorporated herein by reference to Post-Effective Amendment No. 45 filed on February 5, 1997:

           .         TS&W Portfolios Institutional Class Shares

The following Prospectus is also incorporated herein by reference to Post-Effective Amendment No. 44 filed on January 24, 1997:

           .         McKee Portfolios Institutional Class Shares

The following Prospectuses are also incorporated herein by reference to Post-Effective Amendment No. 43 filed on January 3, 1997:

           .         Acadian Portfolios Institutional Class Shares
           .         C&B Portfolios Institutional Class Shares
           .         DSI Portfolios Institutional Class Shares
           .         DSI Disciplined Value Portfolio Institutional Service Class
                     Shares
           .         FMA Small Company Portfolio Institutional Class Shares
           .         FMA Small Company Portfolio Institutional Service Class
                     Shares
           .         ICM Fixed Income Portfolio Institutional Class Shares
           .         ICM Equity and ICM Small Company Portfolios Institutional
                     Class Shares

           .         Rice, Hall, James Portfolios Institutional Class Shares
           .         SAMI Preferred Stock Income Portfolio Institutional Class
                     Shares
           .         Sirach Portfolios Institutional Class Shares
           .         Sirach Portfolios Institutional Service Class Shares
           .         Sterling Partners' Portfolios Institutional Class Shares
           .         Sterling Partners' Portfolios Institutional Service Class
                     Shares

The following Prospectus is also incorporated herein by reference to Post-Effective Amendment No. 25 filed on December 23, 1993:

           . Cambiar Anticipation Portfolio Institutional Class Shares (This Portfolio and class of shares is not yet operational.)

The following Prospectus is also incorporated herein by reference to Post-Effective Amendment No. 21 filed on August 30, 1993:

           . HJMC Equity Portfolio Institutional Class Shares (This Portfolio and class of shares is not yet operational.)

                         UAM FUNDS, INC. (THE "FUND")

                                    PART A

     The Prospectuses for the C&B Equity Portfolio for Taxable Investors Institutional Classes Shares and the Sterling Partners' Small Cap Value Portfolio Institutional Class Shares (each individually a "Portfolio," or collectively the "Portfolios,") dated January 3, 1997 are incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 33-25355) filed with the Securities and Exchange Commission on January 3, 1997. The Prospectuses are supplemented by their respective Financial Highlights as of April 30, 1997 filed herein to comply with the Fund's undertakings to file a post-effective amendment containing reasonably current financial statements which need not be audited within four to six months of the commencement of the Portfolios. The information under the "Other Investment Policies" heading in the Sterling Partners' Portfolios Institutional Class Shares Prospectus is also amended.

                                UAM FUNDS, INC.
                  C&B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
                          INSTITUTIONAL CLASS SHARES

    SUPPLEMENT DATED JUNE 30, 1997 TO THE PROSPECTUS DATED JANUARY 3, 1997

                             FINANCIAL HIGHLIGHTS
                                  (Unaudited)

       The following table provides financial highlights for the C & B Equity Portfolio for Taxable Investors (the "Portfolio") throughout the period presented and is part of the Portfolio's unaudited financial statements for the period ended April 30, 1997 which supplement the Portfolio's Statement of Additional Information. The Statement of Additional Information and the financial statements therein are available at no cost and can be requested by writing to the address or calling the telephone number on the cover of the Prospectus. The following should be read in conjunction with the financial statements including the notes thereto.


                                                              February 12,
                                                                1997***to
                                                                April 30,
                                                                  1997
                                                               (Unaudited)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........................    $ 10.00
--------------------------------------------------------------------------------
Income from Investment Operations
    Net Investment Income......................................       0.05
    Net Realized and Unrealized Loss...........................      (0.09)
--------------------------------------------------------------------------------
      Total From Investment Operations.........................      (0.04)
--------------------------------------------------------------------------------
Distributions
    Net Investment Income......................................      (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.................................    $  9.93
================================================================================
Total Return+**................................................      (0.39)%
================================================================================
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)..........................    $   532
Ratio of Expenses to
    Average Net Assets.........................................       1.00%*
Ratio of Net Investment
    Income to Average Net Assets...............................       2.81%*
Portfolio Turnover Rate........................................          3%
Average Commission Rate........................................    $  0.0504
--------------------------------------------------------------------------------
Voluntary Waived Fees and Expenses Assumed
    by the Adviser Per Share                                       $  0.49
Ratio of Expenses to Average Net
     Assets Including Expense Offsets..........................       1.00%*
--------------------------------------------------------------------------------

*    Annualized
**   Not Annualized
***  Commencement of Operations.
+ Total return would have been lower had certain fees not been waived and assumed by the Adviser during the period.

                                UAM FUNDS, INC.
                  STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
                           INSTITUTIONAL CLASS SHARES

    SUPPLEMENT DATED JUNE 30, 1997 TO THE PROSPECTUS DATED JANUARY 3, 1997

                             FINANCIAL HIGHLIGHTS
                                  (Unaudited)

       The following table provides financial highlights for the Sterling Partners' Small Cap Value Portfolio (the "Portfolio") throughout the period presented and is part of the Portfolio's unaudited financial statements for the period ended April 30, 1997 which supplement the Portfolio's Statement of Additional Information. The Statement of Additional Information and the financial statements therein are available at no cost and can be requested by writing to the address or calling the telephone number on the cover of the Prospectus. The following should be read in conjunction with the financial statements including the notes thereto.

                                                                   January 2,
                                                                   1997***to
                                                                    April 30,
                                                                      1997
                                                                   (Unaudited)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...........................    $  10.00
--------------------------------------------------------------------------------
Income from Investment Operations
   Net Investment Income .......................................        0.01
   Net Realized and Unrealized Gain ............................        0.46
--------------------------------------------------------------------------------
      Total From Investment Operations .........................        0.47
--------------------------------------------------------------------------------
Distributions
   Net Investment Income .......................................       (0.01)
--------------------------------------------------------------------------------
      Total Distributions ......................................       (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period .................................    $  10.46
================================================================================
Total Return+ ..................................................        4.70%**
================================================================================
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ..........................    $  6,790
Ratio of Expenses to Average Net Assets ........................        1.25%*
Ratio of Net Investment Income to Average Net Assets ...........        0.21%*
Portfolio Turnover Rate ........................................          32%
Average Commission Rate ........................................    $ 0.0649
--------------------------------------------------------------------------------
Voluntary Waived Fees and Expenses Assumed by the
   Adviser Per Share                                                $   0.04
Ratio of Expenses to Average Net Assets Including
   Expense Offsets .............................................        1.25%*
--------------------------------------------------------------------------------

*    Annualized
**   Not Annualized
***  Commencement of Operations.
+ Total return would have been lower had certain fees not been waived and assumed by the Adviser during the period.

The information regarding portfolio turnover under the heading, "Other Investment Policies," of the Sterling Partners' Portfolio, Institutional Class Shares Prospectus is amended as follows:

     The Small Cap Value Portfolio will not trade in securities for short term profits but, when circumstances warrant, securities may be sold without regard to length of time held. It should be understood that the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. However, it is expected that the annual portfolio turnover rate for the Small Cap Value Portfolio will not normally exceed 100%.

     In addition to Portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" for information on taxation).

                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)


                        POST-EFFECTIVE AMENDMENT NO. 48

                                    PART B


The following Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 47 filed on June 4, 1997.

           .         NWQ Portfolios Institutional Class Shares and
                     NWQ Portfolios Institutional Service Class Shares


The following Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 46 filed on May 30, 1997.

           .         Rice, Hall, James Portfolios Institutional Class Shares

The following Statement of Additional Information is also incorporated herein by reference to Post-Effective Amendment No. 45 filed on February 5, 1997.

           .         TS&W Portfolios Institutional Class Shares

The following Statement of Additional Information is also incorporated herein by reference to Post-Effective Amendment No. 44:

           .         McKee Portfolios Institutional Class Shares

The following Statements of Additional Information are also incorporated herein by reference to Post-Effective Amendment No. 43:

           .         Acadian Portfolios Institutional Class Shares
           .         C&B Portfolios Institutional Class Shares
           .         DSI Portfolios Institutional Class Shares and DSI
                     Disciplined Value Portfolio Institutional Service Class
                     Shares
           .         FMA Small Company Portfolio Institutional Class Shares and
                     Institutional Service Class Shares
           .         ICM Fixed Income Portfolio Institutional Class Shares
           .         ICM Equity and ICM Small Company Portfolios Institutional
                     Class Shares

           .         SAMI Preferred Stock Income Portfolio Institutional Class
                     Shares
           . Sirach Portfolios Institutional Class Shares and Sirach Strategic Balanced, Growth, Special Equity and Equity Portfolios Institutional Service Class Shares
           . Sterling Partners' Portfolios Institutional Class Shares and Institutional Service Class Shares

The following Statement of Additional Information is also incorporated herein by reference to Post-Effective Amendment No. 25 filed on December 23, 1993:

           . Cambiar Anticipation Portfolio Institutional Class Shares (This Portfolio and class of shares is not yet operational.)

The following Statement of Additional Information is also incorporated herein by reference to Post-Effective Amendment No. 21 filed on August 30, 1993:

           . HJMC Equity Portfolio Institutional Class Shares (This Portfolio and class of shares is not yet operational.)

                         UAM FUNDS, INC. (THE "FUND")

                                    PART B

     The Statements of Additional Information ("SAIs") for the C&B Equity Portfolio for Taxable Investors Institutional Class Shares and the Sterling Partners' Small Cap Value Portfolio Institutional Class Shares (each individually a "Portfolio," or collectively the "Portfolios,") dated January 3, 1997 are incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 33-25355) filed with the Securities and Exchange Commission on January 3, 1997. The SAIs are supplemented by their respective Financial Statements as of April 30, 1997 filed herein to comply with the Fund's undertakings to file a post-effective amendment containing reasonably current financial statements which need not be audited within four to six months of the commencement of the Portfolios. The SAIs are also supplemented, respectively, with updated information under the "Management of the Fund" and "Performance Calculations" headings.

                                UAM FUNDS, INC.
                  C&B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
                          INSTITUTIONAL CLASS SHARES

         SUPPLEMENT DATED JUNE 30, 1997 TO THE STATEMENT OF ADDITIONAL
                       INFORMATION DATED JANUARY 3, 1997

                             FINANCIAL STATEMENTS
                                  (Unaudited)

     Attached are the unaudited financial statements for the C&B Equity Portfolio for Taxable Investors (the "Portfolio") for the period ended April 30, 1997.

C & B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
PORTFOLIO OF INVESTMENTS
April 30, 1997 (Unaudited)


                                                               Shares    Value+
-------------------------------------------------------------------------------

COMMON STOCKS  (84.5%)
-------------------------------------------------------------------------------
Aerospace & Defense  (2.5%)
        Raytheon Co.                                           300    $13,087
-------------------------------------------------------------------------------
Automotive  (3.6%)
        Genuine Parts Co.                                      600     19,425
-------------------------------------------------------------------------------
Broadcasting & Publishing  (1.7%)
        Readers Digest Association, Inc.,
         Class A  (Non-Voting)                                 400      9,200
-------------------------------------------------------------------------------
Capital Equipment  (5.2%)
        Dover Corp.                                            300     15,900
        General Signal Corp.                                   300     11,775
                                                                     ----------
                                                                       27,675
-------------------------------------------------------------------------------
Chemicals  (5.8%)
        Eastman Chemical Co.                                   300     15,300
        Hercules, Inc.                                         400     15,750
                                                                     ----------
                                                                       31,050
-------------------------------------------------------------------------------
Construction  (3.1%)
        Fluor Corp.                                            300     16,500
-------------------------------------------------------------------------------
Consumer Durables  (3.1%)
        Rubbermaid, Inc.                                       700     16,800
-------------------------------------------------------------------------------
Consumer Non-Durables (6.0%)
        Hasbro, Inc.                                           600     15,000
        International Flavors & Fragrances, Inc.               400     16,850
                                                                     ----------
                                                                       31,850
-------------------------------------------------------------------------------
Electronics  (8.8%)
        AMP, Inc.                                              400     14,350
        Grainger (W.W.), Inc.                                  200     15,075
        Motorola, Inc.                                         300     17,175
                                                                     ----------
                                                                       46,600
-------------------------------------------------------------------------------
Energy  (6.4%)
        Burlington Resources, Inc.                             400     16,950
        Exxon Corp.                                            300     16,988
                                                                     ----------
                                                                       33,938
-------------------------------------------------------------------------------
Financial Services  (8.1%)
        EXEL Ltd.                                              400     15,600
        Marsh & McLennan Cos., Inc.                            100     12,050
        State Street Corp.                                     200     15,750
                                                                     ----------
                                                                       43,400
-------------------------------------------------------------------------------
Manufacturing  (3.0%)
        Pall Corp.                                             700     16,187
-------------------------------------------------------------------------------
Multi-Industry  (6.2%)
        National Service Industries, Inc.                      400     16,850
        Whitman Corp.                                          700     16,188
                                                                     ----------
                                                                       33,038
-------------------------------------------------------------------------------
Office Equipment  (11.6%)
        International Business Machines Corp.                  150     24,113
        Pitney Bowes, Inc.                                     300     19,200
        Xerox Corp.                                            300     18,450
                                                                     ----------
                                                                       61,763

   The accompanying notes are an integral part of the financial statements.

C & B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
PORTFOLIO OF INVESTMENTS - (Continued)
April 30, 1997 (Unaudited)


                                                     Shares             Value+
-------------------------------------------------------------------------------

Pharmaceuticals (5.5%)
        Bristol-Myers Squibb Co.                        200           $ 13,100
        Schering-Plough Corp.                           200             16,000
                                                                   ------------
                                                                        29,100
-------------------------------------------------------------------------------
Services  (3.9%)
        Service Corp. International                     600             20,550
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS  (Cost $453,280)                                   450,163
-------------------------------------------------------------------------------
                                                     Face
                                                    Amount
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  (19.0%)
-------------------------------------------------------------------------------
Repurchase Agreement  (19.0%)
        Chase Securities, Inc. 5.20%, dated 4/30/97,
         due 5/1/97, to be repurchased at $101,015,
         collateralized by $101,578 of various U.S.
         Treasury Notes, 4.75%-6.125% due from
         8/31/98-10/31/98, valued at $101,081
         (Cost $101,000)                           $101,000            101,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.5%) (Cost $554,280)                             551,163
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES  (-3.5%)                                  (18,884)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $532,279
===============================================================================

 +   See Note A to Financial Statements.

(a) The cost for federal income tax purposes was $554,280. At April 30, 1997, net unrealized depreciation for all securities based on tax cost was $3,117. This consisted of aggregate gross unrealized appreciation for all securities of $17,453 and aggregate gross unrealized depreciation for all securities of $20,570.

   The accompanying notes are an integral part of the financial statements.

C&B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997 (Unaudited)




--------------------------------------------------------------------------
Assets
  Investments, at Cost.................................... $       554,280
                                                              ============

  Investments, at Value (including Repurchase Agreement
     of $101,000) ........................................ $       551,163
  Cash....................................................          11,296
  Receivable due from Investment Adviser - Note B.........           6,782
  Dividends Receivable....................................             530
  Interest Receivable.....................................              14
--------------------------------------------------------------------------
     Total Assets.........................................         569,785
--------------------------------------------------------------------------
Liabilities
  Payable for Investments Purchased.......................          17,565
  Payable for Administrative Fees - Note C................           4,589
  Payable for Custodian Fees - Note D ....................           1,734
  Payable for Directors' Fees - Note G....................             611
  Other Liabilities.......................................          13,007
--------------------------------------------------------------------------
     Total Liabilities....................................          37,506
--------------------------------------------------------------------------
Net Assets................................................ $       532,279
==========================================================================
Net Assets Consist of:
  Paid in Capital......................................... $       534,297
  Undistributed Net Investment Income.....................           1,279
  Accumulated Net Realized Loss...........................            (180)
  Unrealized Depreciation.................................          (3,117)
--------------------------------------------------------------------------
Net Assets................................................ $       532,279
==========================================================================
Institutional Class Shares
  Shares Issued and Outstanding ($0.001 par value)
     (Authorized 25,000,000)..............................          53,578
  Net Asset Value, Offering and Redemption Price
     Per Share ...........................................  $         9.93
==========================================================================

   The accompanying notes are an integral part of the financial statements.

C&B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
STATEMENT OF OPERATIONS (Unaudited)
For the Period from February 12, 1997* to April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
    Dividends .................................                  $1,472
    Interest ..................................                   2,326
--------------------------------------------------------------------------------
       Total Income ...........................                   3,798
--------------------------------------------------------------------------------
Expenses
    Investment Advisory Fees - Note B .........
       Basic Fees..............................     $606
       Less: Fees Waived.......................     (606)             -
                                               ----------
    Administrative Fees - Note C ..............                   8,612
    Registration and Filing Fees...............                   5,867
    Custodian Fees - Note D....................                   1,734
    Audit Fees.................................                   4,465
    Printing Fees..............................                   4,126
    Directors' Fees  - Note G..................                     611
    Legal Fees.................................                     376
    Other Expenses ............................                     298
    Expenses Assumed by the Adviser - Note B...                 (25,093)
--------------------------------------------------------------------------------
       Total Expenses .........................                     996
    Expense Offset - Note A....................                       -
--------------------------------------------------------------------------------
       Net Expenses............................                     996
--------------------------------------------------------------------------------
Net Investment Income .........................                   2,802
--------------------------------------------------------------------------------
Net Realized Loss on Investments ..............                    (180)
Net Change in Unrealized Appreciation/Depreciation
    on Investments ............................                  (3,117)
--------------------------------------------------------------------------------
Net Loss on Investments .......................                  (3,297)
--------------------------------------------------------------------------------
Net Decrease in Net Assets
    Resulting from Operations .................                  $ (495)
================================================================================

*  Commencement of Operations

   The accompanying notes are an integral part of the financial statements.

C&B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
STATEMENT OF CHANGES IN NET ASSETS


                                                                   February 12,
                                                                     1997* to
                                                                     April 30,
                                                                       1997
                                                                    (Unaudited)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income .........................................     $2,802
    Net Realized Loss  ............................................       (180)
    Net Change in Unrealized Appreciation/Depreciation ............     (3,117)
--------------------------------------------------------------------------------
       Net Decrease in Net Assets Resulting from Operations .......       (495)
--------------------------------------------------------------------------------
Distributions:
    Net Investment Income .........................................     (1,523)
--------------------------------------------------------------------------------
Capital Share Transactions: (1)
    Issued - Regular ..............................................    544,887
           - In Lieu of Cash Distributions ........................        864
    Redeemed ......................................................    (11,454)
--------------------------------------------------------------------------------
       Net Increase from Capital Share Transactions ...............    534,297
--------------------------------------------------------------------------------
    Total Increase.................................................    532,279
Net Assets:
    Beginning of Period ...........................................          -
--------------------------------------------------------------------------------
    End of Period (including undistributed net investment income
       of $1,279)..................................................   $532,279
================================================================================
(1)    Shares Issued and Redeemed:
       Shares Issued ..............................................     54,657
       In Lieu of Cash Distributions ..............................         89
       Shares Redeemed ............................................     (1,168)
--------------------------------------------------------------------------------
                                                                        53,578
================================================================================

*  Commencement of Operations

   The accompanying notes are an integral part of the financial statements.

C&B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

                                                                   February 12,
                                                                    1997*** to
                                                                     April 30,
                                                                       1997
                                                                    (Unaudited)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...........................       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income ........................................         0.05
  Net Realized and Unrealized Loss  ............................        (0.09)
--------------------------------------------------------------------------------
     Total From Investment Operations ..........................        (0.04)
--------------------------------------------------------------------------------
Distributions
  Net Investment Income ........................................        (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period .................................        $9.93
================================================================================
Total Return +** ...............................................        (0.39)%
================================================================================
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ..........................         $532
Ratio of Expenses to Average Net Assets ........................         1.00%*
Ratio of Net Investment Income to Average Net Assets ...........         2.81%*
Portfolio Turnover Rate ........................................            3%
Average Commission Rate  .......................................      $0.0504
--------------------------------------------------------------------------------
Voluntarily Waived Fees and Expenses Assumed by the
  Adviser Per Share.............................................        $0.49
Ratio of Expenses to Average Net Assets Including
Expense Offsets.................................................         1.00%*
--------------------------------------------------------------------------------

*   Annualized
**  Not Annualized
*** Commencement of Operations
+ Total return would have been lower had certain fees not been waived during the period.


    The accompanying notes are an integral part of the financial statements.

                 C & B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio for Taxable Investors (the "Portfolio"), a portfolio of UAM Funds Inc., is a diversified, open-end management investment company. At April 30, 1997, the UAM Funds were composed of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to provide maximum long-term, after tax total return consistent with minimizing risk to principal by investing in common stocks which have a consistency and predictability in their earnings growth.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

      1. Security Valuation: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the mean of the current bid and asked prices. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

      2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

      3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

      4. Distributions to Shareholders: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

                 C & B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
             NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

      The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

      Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

      Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

      5. Other: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets for custodian balance credits, if any.

B. Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

C. Administration Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the period from February 12, 1997, to April 30, 1997, UAM Fund Services, Inc. earned $8,612 from the Portfolio as Administrator of which $8,573 was paid to CGFSC for its services as sub-Administrator.

D. Custodian: The Chase Manhattan Bank, an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement.

                 C & B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
             NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

F. Account Services: Effective February 28, 1997, the UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

G. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of the UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Board meetings.

H. Purchases and Sales: For the period ended April 30, 1997, the Portfolio made purchases of $460,488 and sales of $7,029 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

I. Other: At April 30, 1997, 80.5% of total shares outstanding were held by three record shareholders owning more than 10% of the aggregate total shares outstanding.

The information regarding principal holders of securities under the "Management of the Fund" heading of the C&B Portfolios Statement of Additional Information is amended as follows:


PRINCIPAL HOLDERS OF SECURITIES

        As of June 20, 1997, the following persons or organizations held of record or beneficially 5% or more of the shares of a Portfolio, as noted.

        C & B Equity Portfolio: First Union National Bank, Trustee, Cadmus Communication Corp. Pension Plan, 401 S. Tryon, Charlotte, NC 28288, 13.2%*; Commonwealth Energy System, One Main Street, Cambridge, MA 02142, 10.9%; Hudson Valley District Council of Carpenters Pension Fund, R.D. 8, Box 327, Middletown, NY 10940, 7.8%*; Saxon & Co., FBO W. PA Team & MTR Carrier, P.O. Box 7780-1888, Philadelphia, PA 19182, 5.8%*; Central New York Community Foundation, Inc., 500 South Salina Street, Suite 428, Syracuse, NY 13202, 5.2%.

        C & B Balanced Portfolio: UFCW Local 56 & Food Industry Employers Money Purchase Pension Trust, c/o CoreStates Bank, P.O. Box 7829, Philadelphia, PA 19101-7829, 27.6%; Baptist Health System, Inc., D/B/A Coosa Valley Baptist Medical Center, 315 West Hickory Street, Sylacauga, AL 35150, 13.8%; Charles J. Prizer, 4325 Gulf of Mexico Drive, Longboat Key, FL 34228, 12.1%; Stanley B. Tulin, c/o Coopers & Lybrand, 717 Spring Mill Rd., Villanova, PA 19085, 6.0%; and St. Andrews Church, Memorial Endowment Fund, P.O. Box 1287, Edgartown, MA 02539, 5.4%.

        C & B Equity Portfolio for Taxable Investors: Ann Haupman and Cynthia Jacobs, Trustees, FBO Ann Haupman and Gunter Haupman Trust, 4 Briga Lane, White Plains, NY 10605, 42.7%*; Bruce A. Boulware and Lizabeth A. Boulware, 6805 Langley Springs Court, McLean, VA 22101, 18.9%; John J. Medveckis, The Barclay Apt. 22-C, Philadelphia, PA 19103, 17.0%; Peter A. Thompson, Custodian, James Adamson Thompson, 647 Spring Mill Road, Villanova, PA 19085, 5.0%*.

        The persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of shareholders of such Portfolio.

---------------

* Denotes shares held by a trustee or other fiduciary for which beneficial ownership is disclaimed or presumed disclaimed.

        The information under the "Performance Calculations" heading in the C & B Equity Portfolio for Taxable Investors Institutional Class Shares Prospectus is supplemented as follows:

        The cumulative total rate of return for the Institutional Class Shares of the C & B Equity Portfolio for Taxable Investors from inception, February 12, 1997, through the period ended on the date of the Financial Statements included herein is as follows:

                                                                Since Inception
                                                                Through
                                                                Period Ended           Inception
                                                                April 30, 1997         Date
                                                                --------------         ----
C & B Equity Portfolio for Taxable Investors...............     (0.39)%                2/12/97

                                UAM FUNDS, INC.
                 STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
                          INSTITUTIONAL CLASS SHARES

         SUPPLEMENT DATED JUNE 30, 1997 TO THE STATEMENT OF ADDITIONAL
                       INFORMATION DATED JANUARY 3, 1997

                             FINANCIAL STATEMENTS
                                  (Unaudited)

     Attached are the unaudited financial statements for the Sterling Partners' Small Cap Value Portfolio (the "Portfolio") for the period ended April 30, 1997.

STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1997 (Unaudited)


                                                                         Shares                    Value+
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (95.6%)
----------------------------------------------------------------------------------------------------------
Automotive (2.7%)
*    Strattec Security Corp.                                             11,000          $        184,250
----------------------------------------------------------------------------------------------------------
Banks (9.1%)
     Ocean Financial Corp.                                                7,040                   208,120
     Empire Federal Bancorp, Inc.                                        16,500                   218,625
     Provident Financial Holdings, Inc.                                  12,525                   191,006
                                                                                         -----------------
                                                                                                  617,751
----------------------------------------------------------------------------------------------------------
Beverages, Food & Tobacco (4.6%)
     Earthgrains Co.                                                      5,425                   310,581
----------------------------------------------------------------------------------------------------------
Building Materials (9.6%)
*    Cameron Ashley Building Products                                    13,325                   179,888
     Texas Industries, Inc.                                               8,650                   198,950
     Zurn Industries, Inc.                                               11,175                   276,581
                                                                                         -----------------
                                                                                                  655,419
----------------------------------------------------------------------------------------------------------
Capital Equipment (5.5%)
     Keystone International, Inc.                                        12,075                   238,481
     Trimas Corp.                                                         5,400                   132,975
                                                                                         -----------------
                                                                                                  371,456
----------------------------------------------------------------------------------------------------------
Construction (1.9%)
*    Perini Corp.                                                        17,650                   127,963
----------------------------------------------------------------------------------------------------------
Entertainment & Leisure Time (4.0%)
*    Primadonna Resorts, Inc.                                            14,600                   273,750
----------------------------------------------------------------------------------------------------------
Financial Services (6.9%)
     Financial Security Assurance Holdings Ltd.                           6,875                   222,578
     Piper Jaffrey Cos., Inc.                                            15,200                   245,100
                                                                                         -----------------
                                                                                                  467,678
----------------------------------------------------------------------------------------------------------
Health Care (11.9%)
*    Advanced Technology Labs, Inc.                                       6,900                   228,562
     Kinetic Concepts, Inc.                                              15,800                   235,025
*    Magellan Health Services, Inc.                                      13,100                   343,875
                                                                                         -----------------
                                                                                                  807,462
----------------------------------------------------------------------------------------------------------
Home Furnishings & Appliances (4.6%)
     Stanhome, Inc.                                                      10,450                   316,113
----------------------------------------------------------------------------------------------------------
Insurance (2.4%)
     Stewart Information Services Corp.                                   8,450                   161,606
----------------------------------------------------------------------------------------------------------
Metals (3.9%)
*    Steel of West Virginia, Inc.                                        29,375                   264,375
----------------------------------------------------------------------------------------------------------
Multi-Industry (6.9%)
     Clarcor, Inc.                                                       10,997                   243,309
*    Griffon Corp.                                                       18,635                   225,949
                                                                                         -----------------
                                                                                                  469,258
----------------------------------------------------------------------------------------------------------
Oil & Gas (3.1%)
*    McFarland Energy, Inc.                                              17,900                   208,088
----------------------------------------------------------------------------------------------------------
Retail (7.8%)
     CPI Corp.                                                           12,270                   197,854
     Family Dollar Stores, Inc.                                          12,650                   330,481
                                                                                         -----------------
                                                                                                  528,335
----------------------------------------------------------------------------------------------------------
Services (3.4%)
*    Bell & Howell Co.                                                    9,725                   229,753
----------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of the financial statements.

STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Shares                    Value+
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
----------------------------------------------------------------------------------------------------------
Telecommunications (7.3%)
*    Anixter International, Inc.                                         19,700          $        280,725
     Gilbert Associates, Inc., Class A                                   16,370                   216,903
                                                                                         -----------------
                                                                                                  497,628
----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $6,444,237)                                                           6,491,466
----------------------------------------------------------------------------------------------------------
                                                                          Face
                                                                         Amount
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (6.7%)
----------------------------------------------------------------------------------------------------------
Repurchase Agreement (6.7%)
     Chase Securities, Inc. 5.20%, dated 4/30/97, due
     5/1/97, to be repurchased at $455,066, collateralized
     by $457,605 of various U.S. Treasury Notes,
     4.75%-6.125%, due from 8/31/98-10/31/98,
     valued at $455,366 (Cost $455,000)                         $       455,000                   455,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.3%) (Cost $6,899,237) (a)                                                6,946,466
----------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.3%)                                                            (156,478)
----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                        $      6,789,988
==========================================================================================================

     +   See Note A to Financial Statements.
     *   Non-Income Producing Security
   (a) The cost for federal income tax purposes was $6,899,237. At April 30, 1997, net unrealized appreciation for all securities based on tax cost was $47,229. This consisted of aggregate gross unrealized appreciation for all securities of $291,360 and aggregate gross unrealized depreciation for all securities of $244,131.






   The accompanying notes are an integral part of the financial statements.

STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997  (Unaudited)

--------------------------------------------------------------------------------------------
Assets
   Investments, at Cost...................................................... $   6,899,237
                                                                              =============
   Investments, at Value (excluding Repurchase Agreement).................... $   6,491,466
   Repurchase Agreement, at Value ...........................................       455,000
   Cash......................................................................           675
   Receivable for Investments Sold...........................................       181,130
   Receivable due from Investment Adviser-Note B.............................            29
   Receivable for Portfolio Shares Sold......................................        50,000
   Dividends Receivable......................................................         1,114
   Interest Receivable.......................................................            66
--------------------------------------------------------------------------------------------
      Total Assets...........................................................     7,179,480
--------------------------------------------------------------------------------------------
Liabilities
   Payable for Investments Purchased.........................................       379,137
   Payable for Administrative Fees-Note C....................................         2,642
   Payable for Custodian Fees-Note D.........................................         1,628
   Payable for Directors' Fees-Note H........................................           607
   Other Liabilities.........................................................         5,478
--------------------------------------------------------------------------------------------
      Total Liabilities......................................................       389,492
--------------------------------------------------------------------------------------------
Net Assets................................................................... $   6,789,988
============================================================================================
Net Assets Consist of:
   Paid in Capital...........................................................  $  6,677,319
   Overdistributed Net Investment Income.....................................        (2,601)
   Accumulated Net Realized Gain.............................................        68,041
   Unrealized Appreciation...................................................        47,229
--------------------------------------------------------------------------------------------
Net Assets................................................................... $   6,789,988
============================================================================================
Institutional Class Shares
   Shares Issued and Outstanding ($0.001 par value)
      (Authorized 25,000,000)................................................       649,205
   Net Asset Value, Offering and Redemption Price
      Per Share.............................................................. $       10.46
============================================================================================

   The accompanying notes are an integral part of the financial statements.

STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the Period from January 2, 1997* to April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

Investment Income
  Dividends........................................                 $     11,535
  Interest.........................................                        8,432
--------------------------------------------------------------------------------
     Total Income..................................                       19,967
--------------------------------------------------------------------------------
Expenses
  Investment Advisory Fees - Note B
    Basic Fee......................................$   13,552
    Less: Fees Waived..............................   (13,552)               -
  Administrative Fees-Note C....................... -----------            9,050
  Custodian Fees-Note D............................                        1,627
  Audit Fees.......................................                        5,862
  Printing Fees....................................                        2,691
  Legal Fees.......................................                        1,302
  Registration and Filing Fees.....................                        2,755
  Directors' Fees-Note H...........................                        1,062
  Other Expenses...................................                          217
  Expenses Assumed by Adviser......................                       (7,453)
--------------------------------------------------------------------------------
     Total Expenses................................                       17,113
  Expense Offset-Note A............................                          -
--------------------------------------------------------------------------------
     Net Expenses..................................                       17,113
--------------------------------------------------------------------------------
Net Investment Income..............................                        2,854
--------------------------------------------------------------------------------
Net Realized Gain on Investments...................                       68,041
Net Change in Unrealized
  Appreciation on Investments......................                       47,229
--------------------------------------------------------------------------------
Net Gain on Investments............................                      115,270
--------------------------------------------------------------------------------
Net Increase in Net Assets
  Resulting from Operations........................                 $    118,124
================================================================================
* Commencement of Operations

   The accompanying notes are an integral part of the financial statements.

STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS



                                                                January 2, 1997*
                                                                      to
                                                                 April 30, 1997
                                                                   (Unaudited)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income........................................        $2,854
   Net Realized Gain............................................        68,041
   Net Change in Unrealized Appreciation........................        47,229
-------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations......       118,124
-------------------------------------------------------------------------------
Distributions:
   Net Investment Income........................................        (5,455)
-------------------------------------------------------------------------------
        Total Distributions.....................................        (5,455)
-------------------------------------------------------------------------------
Capital Share Transactions: (1)
   Issued - Regular.............................................     6,674,539
             - In Lieu of Cash Distributions....................         5,453
   Redeemed.....................................................        (2,673)
-------------------------------------------------------------------------------
      Net Increase from Capital Share Transactions .............     6,677,319
-------------------------------------------------------------------------------
   Total Increase...............................................     6,789,988
Net Assets:
   Beginning of Period..........................................            -
-------------------------------------------------------------------------------
   End of Period (including overdistributed net investment
    income of $(2,601)..........................................    $6,789,988
===============================================================================
(1)     Shares Issued and Redeemed:
      Shares Issued.............................................       648,919
      In Lieu of Cash Distributions.............................           540
      Shares Redeemed...........................................          (254)
-------------------------------------------------------------------------------
                                                                       649,205
===============================================================================

*  Commencement of Operations

   The accompanying notes are in integral part of the financial statements.

STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
 For a Share Outstanding Throughout Each Period

                                                                                     January 2,
                                                                                     1997*** to
                                                                                   April 30, 1997
                                                                                     (Unaudited)
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........................................              $10.00
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income.....................................................                0.01
   Net Realized & Unrealized Gain ...........................................                0.46
-------------------------------------------------------------------------------------------------------
      Total From Investment Operations.......................................                0.47
-------------------------------------------------------------------------------------------------------
Distributions
   Net Investment Income.....................................................               (0.01)
-------------------------------------------------------------------------------------------------------
      Total Distributions....................................................               (0.01)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................................              $10.46
=======================================================================================================
Total Return+................................................................                4.70 %**
=======================================================================================================
Ratios and Supplemental Data

Net Assets, End of Period (Thousands)........................................              $6,790
Ratio of Expenses to Average Net Assets......................................                1.25 %*
Ratio of Net Investment Income to Average Net Assets.........................                0.21 %*
Portfolio Turnover Rate......................................................                  32 %
Average Commission Rate .....................................................             $0.0649
-------------------------------------------------------------------------------------------------------
Voluntarily Waived Fees and Expenses Assumed by the Adviser Per Share........               $0.04
Ratio of Expenses to Average Net Assets Including Expense Offsets ...........                1.25%*
-------------------------------------------------------------------------------------------------------

   * Annualized
  ** Not Annualized
 *** Commencement of Operations
   + Total return would have been lower had certain fees not been waived and assumed by the Adviser during the period.




   The accompanying notes are an integral part of the financial statements.

                 STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

UAM Funds, Inc. and UAM Funds Trust, (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Sterling Partners' Small Cap Value Portfolio ( the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 1997, the UAM Funds were composed of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to provide maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities of smaller companies, in terms of market capitalization.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: Equity securities listed on a securities exchange and unlisted securities for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. In addition, listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short- term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

        2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

        3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

        4. Distributions to Shareholders: The Portfolio will normally distribute substantially all of its net investment income to shareholders quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

                 STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

        The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.

        Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

        Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the financial highlights.

        5. Other: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets for custodian balance credits, if any.

B. Advisory Services: Under the terms of an investment advisory agreement, Sterling Capital Management Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% of average daily net assets.

C. Administration Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.04% of average daily net assets. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the period ended April 30, 1997, UAM Fund Services, Inc. earned $9,050 from the Portfolio as Administrator of which $8,508 was paid to CGFSC for their services.

D. Custodian: The Chase Manhattan Bank, an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement.

                 STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

E. Distribution and Service Plans: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

F. Purchases and Sales: For the period ended April 30, 1997, purchases and sales of investment securities other than long-term U.S. Government securities and short-term securities were $7,541,811 and $1,165,615, respectively.

G. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Board meetings.

H. Line of Credit:   The Portfolio, along with certain other Portfolios of UAM
Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 1/8th of 1% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the period ended April 30, 1997, the Portfolio had no borrowings under the agreement.

The information regarding principal holders of securities under the "Management of the Fund" heading of the Sterling Partners' Portfolios Statement of Additional Information is amended as follows:

PRINCIPAL HOLDERS OF SECURITIES

        As of June 20, 1997, the following persons or organizations held of record or beneficially 5% or more of the shares of a Portfolio, as noted.

        Sterling Partners' Balanced Portfolio: UMBSC & Co., Trustee, FBO Interstate Brands Conserv Growth, P.O. Box 419260, Kansas City, MO 64141, 16.4*; The Chase Manhattan Bank, Trustee for Employee Savings Plan & Trust of Bowers Fibers, Inc., 770 Broadway, New York, NY 6.7%*; Fleet National Bank, Trustee, FBO Smith Helms Sterling, Muliss & Moore Partners, P.O. Box 92800, Rochester, NY, 6.5%* and The Chase Manhattan Bank, Trustee, FBO J.C. Steele & Sons, Inc., Retirement & Profit Sharing Plan, 770 Broadway, New York, NY 10003, 6.2%*.

        Sterling Partners' Equity Portfolio: H. Keith Brunnemer, Jr., Michael Peeler Fund, P.O. Box 6024, Charlotte, NC, 28207, 10.1%; The Chase Manhattan Bank, Trustee, FBO J.C. Steele & Sons, Inc., Retirement & Profit Sharing Plan, 770 Broadway, New York, NY, 8.1%* and Hartnat & Co., Smith Anderson, P.O. Box 92800, Rochester, NY 14692-8900, 6.4%*.

        Sterling Partners' Short-Term Fixed Income Portfolio: Charles Schwab & Co., Inc., Trustee, FBO Reinvest Account, 101 Montgomery Street, San Francisco, CA 94104, 95.4%*.

        Sterling Partners' Small Cap Value Portfolio: Wachovia Bank of North Carolina, Trustee, FBO UNX Chemicals, Inc., Retirement Plan & Trust, 301 N. Main, P.O. Box 3073, Winston-Salem, NC 27150, 6.7%*; First Union Brokerage Services, Trustee, FBO Erskine B. Bowles Management Trust, 201 S. College Street, 5th Floor, Charlotte, NC 28202, 6.4%*; William B. McGuire, Jr., Summit Properties, 212 S. Tyron Street, Suite 500, Charlotte, NC 28281 5.3%; Wachovia Bank of North Carolina, Trustee, FBO The Coastal Chemical Corp., 301 N. Main, P.O. Box 3073, Winston-Salem, NC 27150, 5.2%*.

* Denotes shares held by a Trustee or other fiduciary for which beneficial ownership is disclaimed or presumed disclaimed.

        The persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of shareholders of such Portfolio.

        The information under the "Performance Calculations" heading in the Sterling Partners' Small Cap Value Portfolio Institutional Class Shares Prospectus is supplemented as follows:

        The cumulative total rate of return for the Institutional Class Shares of the Sterling Partner's Small Cap Value Portfolio from inception, January 2, 1997, through the period ended on the date of the Financial Statements included herein is as follows:

                                                    Since Inception
                                                    Through
                                                    Period Ended      Inception
                                                    April 30, 1997    Date
                                                    --------------    ----

Sterling Partners' Small Cap Value Portfolio ...... 4.70%             1/2/97

                                    PART C

                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)

                        POST-EFFECTIVE AMENDMENT NO.48

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (A)   Financial Statements

               Unaudited financial highlights for the C & B Equity Portfolio for Taxable Investors for the period from February 12, 1997 (commencement of operations) to April 30, 1997 are included in Part A (the prospectus).

               Unaudited financial highlights for the Sterling Partners' Small Cap Value Portfolio for the period from January 2, 1997 (commencement of operations) to April 30, 1997 are included in Part A (the prospectus).

               Incorporated by reference to Post-Effective Amendment No.43 (in Part A) for the classes of shares listed below are "Financial Highlights" for the period from the date indicated to the fiscal year ended October 31, 1996:

               Acadian International Equity Portfolio Institutional Class Shares
                (March 29, 1993)
               Acadian Emerging Markets Portfolio Institutional Class Shares
                (June 17, 1993)
               C & B Balanced Portfolio Institutional Class Shares
                (December 29, 1989)
               C & B Equity Portfolio Institutional Class Shares (May 15, 1990) DSI Disciplined Value Portfolio Institutional Class Shares
                (December 12, 1989)
               DSI Limited Maturity Bond Portfolio Institutional Class Shares
                (December 18, 1989)
               DSI Money Market Portfolio Institutional Class Shares
                (December 28, 1989)
               FMA Small Company Portfolio Institutional Class Shares
                (July 31, 1991)
               ICM Equity Portfolio Institutional Class Shares (October 1, 1993) ICM Fixed Income Portfolio Institutional Class Shares
                (November 3, 1992)
               ICM Small Company Portfolio Institutional Class Shares
                (April 19, 1989)
               McKee U.S. Government Portfolio Institutional Class Shares
                (March 2, 1995)
               McKee Domestic Equity Portfolio Institutional Class Shares
                (March 2, 1995)
               McKee International Equity Portfolio Institutional Class Shares
                (May 26, 1994)
               NWQ Balanced Portfolio Institutional Class Shares
                (August 2, 1994)
               NWQ Value Equity Portfolio Institutional Class Shares
                (September 21, 1994)
               NWQ Balanced Portfolio Institutional Service Class Shares
                (January 22, 1996)
               Rice, Hall, James Small Cap Portfolio Institutional Class Shares
                (July 1, 1994)
               Sirach Fixed Income Portfolio Institutional Class Shares
                (December 1, 1993)
               Sirach Growth Portfolio Institutional Class Shares
                (December 1, 1993)
               Sirach Short-Term Reserves Portfolio Institutional Class Shares
                (December 1, 1993)
               Sirach Strategic Balanced Portfolio Institutional Class Shares
                (December 1, 1993)
               Sirach Special Equity Portfolio Institutional Class Shares
                (October 2, 1989)
               Sirach Equity Portfolio Institutional Class Shares (July 1, 1996) Sirach Growth Portfolio Institutional Service Class Shares
                (March 22, 1996)
               Sirach Special Equity Portfolio Institutional Service Class
                Shares (March 22, 1996)
               SAMI Preferred Stock Income Portfolio Institutional Class Shares
                (June 23, 1992)
               Sterling Partners' Balanced Portfolio Institutional Class Shares
                (March 15, 1991)
               Sterling Partners' Equity Portfolio Institutional Class Shares
                (March 15, 1991)
               Sterling Partners' Short-Term Fixed Income Portfolio
                Institutional Class Shares (February 10, 1992)
               TS&W Equity Portfolio Institutional Class Shares (July 17, 1992) TS&W Fixed Income Portfolio Institutional Class Shares
                (July 17, 1992)
               TS&W International Equity Portfolio Institutional Class Shares
                (December 18, 1992)

Included in Part B:

The following unaudited Financial Statements for the C&B Equity Portfolio for Taxable Investors and the Sterling Partners' Small Cap Value Portfolio are included in Part B of this Post-Effective Amendment:

     (a)   Statement of Net Assets as of April 30, 1997;

     (b)   Statement of Operations for the period ended April 30, 1997;

     (c)   Statement of Changes in Net Assets for the period ended April 30,
           1997;

     (d)   Financial Highlights as of April 30, 1997; and

     (e)   Notes to Financial Statements.

The following audited Financial Statements for the NWQ Balanced and Value Equity Portfolios are incorporated by reference to Post-Effective Amendment No. 47 filed on June 4, 1997:

     (a)   Statement of Net Assets as of October 31, 1996;

     (b)   Statement of Operations for the period ended October 31, 1996;

     (c)   Statement of Changes in Net Assets for the period ended
           October 31, 1996;

     (d)   Financial Highlights as of October 31, 1996;

     (e)   Notes to Financial Statements; and

     (f)   Report of Independent Accountants.

The following audited Financial Statements for the Rice, Hall, James Small Cap Portfolio are also incorporated by reference to Post-Effective Amendment No. 46 filed on May 30, 1997:

     (a)   Statement of Net Assets as of October 31, 1996;

     (b)   Statement of Operations for the period ended October 31, 1996;

     (c)   Statement of Changes in Net Assets for the period ended
            October 31, 1996;

     (d)   Financial Highlights as of October 31, 1996;

     (e)   Notes to Financial Statements; and

     (f)   Report of Independent Accountants.

The following unaudited Financial Statements for the Rice, Hall, James Small/Mid Cap Portfolio are also incorporated by reference to Post-Effective Amendment No. 46 filed on May 30, 1997:

     (a)   Statement of Net Assets as of April 30, 1997;

     (b)   Statement of Operations for the period ended April 30, 1997;

     (c)   Statement of Changes in Net Assets for the period ended
            April 30, 1997;

     (d)   Financial Highlights as of April 30, 1997; and

     (e)   Notes to Financial Statements.


The audited October 31, 1996 Financial Statements for the following portfolios are also incorporated by reference to Post-Effective Amendment No. 45 filed on February 5, 1997:

TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

The audited October 31, 1996 Financial Statements for the following Portfolios are also incorporated herein by reference to Post-Effective Amendment No. 44 filed on January 24, 1997:

McKee U.S. Government Portfolio
McKee Domestic Equity Portfolio
McKee International Equity Portfolio

The audited October 31, 1996 Financial Statements for the following Portfolios are also incorporated herein by reference to the Annual Reports for the Fund each dated October 31, 1996, filed electronically pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, (Accession Number:
0000950109-96-008722):

Acadian International Equity Portfolio
Acadian Emerging Markets Portfolio
C & B Balanced Portfolio
C & B Equity Portfolio
DSI Disciplined Value Portfolio
DSI Limited Maturity Bond Portfolio

DSI Money Market Portfolio
FMA Small Company Portfolio
ICM Equity Portfolio
ICM Fixed Income Portfolio
ICM Small Company Portfolio
Sirach Fixed Income Portfolio
Sirach Growth Portfolio
Sirach Short-Term Reserves
Sirach Strategic Balanced Portfolio
Sirach Special Equity Portfolio
Sirach Equity Portfolio
SAMI Preferred Stock Income Portfolio
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity
Sterling Partners' Short-Term Fixed Income Portfolio

The Financial Statements for the above-referenced Portfolios for the time periods set forth in each Portfolio's Annual Report dated October 31, 1996 include:

(a)  Statement of Net Assets as of October 31, 1996;

(b)  Statement of Operations for the period ended October 31, 1996;

(c)  Statement of Changes in Net Assets for the period ended October 31, 1996;

(d)  Financial Highlights as of October 31, 1996;

(e)  Notes to Financial Statements; and

(f)  Report of Independent Accountants.

        (B)      EXHIBITS

                 Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used: RS = original Registration Statement on Form N-1A filed October 31, 1988; Pre EA = Pre-Effective Amendment No. 1 filed March, 1989; PEA = Post-Effective Amendment (pertinent numbers for each PEA are included after "PEA", e.g., PEA #3 means the third PEA under the Securities Act of 1933.)

                                                    INCORPORATED BY
        EXHIBIT                                 REFERENCE TO (LOCATION):
        -------                                 ------------------------

1.   Articles of Incorporation                PEA#37
     A.    Amendments                         PEA#37
     B.    Articles Supplementary             PEA#37, PEA#41, PEA#42, PEA#44.
                                              PEA#45, PEA#47

2.   By-Laws                                  Pre EA

3.   Voting Trust Agreement                   Not Applicable

4.   Specimen of Securities                   PEA #1, PEA #2, PEA #12, PEA #13,
                                              PEA #16, PEA #19, PEA #21, PEA
                                              #24, PEA# 25, PEA#33, PEA#37,
                                              PEA#39, PEA#40, PEA#41, PEA#42,
                                              PEA#45, PEA #47

5.   Investment Advisory Agreements           RS, Pre EA, PEA #1, PEA #2, PEA
                                              #5, PEA #7, PEA #12, PEA #13, PEA
                                              #16, PEA #19, PEA #21, PEA #24,
                                              PEA# 25, PEA#31, PEA#33, PEA#37,
                                              PEA#40, PEA#41, PEA#42, PEA#44,
                                              PEA#45, PEA #47


6.   Distribution Agreement                   PEA #2

     Form of Amended and Restated
     Distribution Agreement between
     RFI Distributors and The Regis
     Fund, Inc.                               PEA #28

7.   Directors' and Officers'
     Contracts and Programs                   Not Applicable

8.   Custody Agreements
     A.    Custodian Agreement                Pre EA
     B.    Corporate Custody Agreement        PEA#2
     C.    Global Custody Agreement           PEA#44

9.   Other Material Contracts
     A.    Fund Administration
           Agreement between UAM
           Funds, Inc. and UAM Fund
           Services, Inc.                     PEA#40

     B.    Mutual Funds Service Agreement
           between UAM Fund Services, Inc.
           and Chase Global Funds Services
           Company                            PEA#40



                                                       INCORPORATED BY
     EXHIBIT                                           REFERENCE TO (LOCATION):
     -------                                           ------------------------

10.  Opinion and Consent of Counsel                    Pre EA

11.  Other Opinions and Consents
     A.    Consent of Independent Accountants
           with respect to 1996 Annual Reports         PEA#43

     B.    Consent of Independent Accountants
           with respect to 1996 Annual Report
           for the McKee Portfolios                    PEA#44

     C.    Consent of Independent Accountants
           with respect to 1996 Annual Report
           for the TS&W Portfolios                     PEA#45

     D.    Consent of Independent Accountants
           with respect to 1996 Annual Report
           for the Rice, Hall, James Small Cap
           Portfolio                                   PEA#46

     E.    Consent of Independent Accountants
           with respect to 1996 Annual Report for
           the NWQ Portfolios                          PEA#47

     F.    Consent of Independent Accountants          Filed herewith


12.  Other Financial Statements
     A.    1996 Annual Reports                         PEA#43


13.  Agreements relating to Initial
     Capital
     A.    Purchase Agreement                          Pre EA

14.  Model Retirement Plans                            Not Applicable

15.  12b-1 Plans
     A.    Form of Distribution Plan                   PEA #28
     B.    Form of Selling Dealer Agreement            PEA #28
     C.    Form of Shareholder Services Plan           PEA #28
     D.    Form of Service Agreement
           (12b-1 Plan)                                PEA #28
     E.    Form of Service Agreement
           (Shareholder Services Plan)                 PEA #28

16.  Performance Quotation Schedules
     for the period ended:

     A.    October 31, 1996                            PEA#43
     B.    October 31, 1996 (for McKee Portfolios)     PEA#44
     C.    October 31, 1996 (for TS&W Portfolios)      PEA#45
     D.    October 31, 1996 (for Rice, Hall, James
           Small Cap Portfolio) and April 30, 1997
           (for Rice, Hall, James Small/Mid Cap
           Portfolio)                                  PEA#46
     E.    October 31, 1996 (for NWQ Portfolios)       PEA#47
     F.    April 30, 1997 (for C&B Equity Portfolio
           for Taxable Investors)                      Filed herewith
     G.    April 30, 1997 (for Sterling Partners'
           Small Cap Value Portfolio)                  Filed herewith

18.  Rule 18f-3 Multiple Class Plan                    PEA #36

24.  Powers of Attorney                                PEA #5, PEA #8, PEA #35,
                                                       Filed herewith

27.  Financial Data Schedules
     for the period ended:

     A.    October 31, 1996                            PEA #43
     B.    October 31, 1996 (for McKee Portfolios)     PEA #44
     C.    October 31, 1996 (for TS&W Portfolios)      PEA #45
     D.    October 31, 1996 (for Rice, Hall, James
           Small Cap Portfolio) and April 30, 1997
           (for Rice, Hall, James Small/Mid Cap
           Portfolio)                                  PEA #46
     E.    October 31, 1996 (for NWQ Portfolios)       PEA #47
     F.    April 30, 1997 (for C&B Equity Portfolio
           for Taxable Investors)                      Filed herewith
     G.    April 30, 1997 (for Sterling Partners'
           Small Cap Value Portfolio)                  Filed herewith

ITEM 26. NUMBER OF HOLDERS OF SECURITIES (MAY 30, 1997).

     Acadian Emerging Markets Portfolio Institutional Class Shares...................................      39
     Acadian International Equity Portfolio Institutional Class Shares...............................      16
     C&B Balanced Portfolio Institutional Class Shares...............................................      49
     C&B Equity Portfolio Institutional Class Shares.................................................     192
     C&B Equity Portfolio for Taxable Investors Institutional Class Shares...........................      12
     DSI Disciplined Value Portfolio Institutional Class Shares......................................      81
     DSI Disciplined Value Portfolio Institutional Service Class Shares..............................       2
     DSI Limited Maturity Bond Portfolio Institutional Class Shares..................................      41
     DSI Money Market Portfolio Institutional Class Shares...........................................      90
     FMA Small Company Portfolio Institutional Class Shares..........................................      55
     ICM Equity Portfolio Institutional Class Shares.................................................     106
     ICM Fixed Income Portfolio Institutional Class Shares...........................................      37
     ICM Small Company Portfolio Institutional Class Shares..........................................     360
     McKee Domestic Equity Portfolio Institutional Class Shares......................................      32
     McKee International Equity Portfolio Institutional Class Shares.................................      40
     McKee U.S. Government Portfolio Institutional Class Shares......................................      29
     NWQ Balanced Portfolio Institutional Class Shares...............................................      22
     NWQ Balanced Portfolio Institutional Service Class Shares.......................................      22
     NWQ Value Equity Portfolio Institutional Class Shares...........................................      28
     Rice, Hall, James Small Cap Portfolio Institutional Class Shares................................     365
     Rice, Hall, James Small\Mid Cap Portfolio Institutional Class Shares............................      85
     SAMI Preferred Stock Income Portfolio Institutional Class Shares................................      29
     Sirach Equity Portfolio Institutional Class Shares .............................................      41
     Sirach Fixed Income Portfolio Institutional Class Shares........................................      47
     Sirach Growth Portfolio Institutional Class Shares..............................................     137
     Sirach Growth Portfolio Institutional Service Class Shares......................................      13
     Sirach Short-Term Reserves Portfolio Institutional Class Shares.................................      34
     Sirach Special Equity Portfolio Institutional Class Shares......................................     192
     Sirach Special Equity Portfolio Institutional Service Class Shares..............................       8
     Sirach Strategic Balanced Portfolio Institutional Class Shares..................................      76
     Sirach Strategic Balanced Portfolio Institutional Service Class Shares..........................       3
     Sterling Partners' Balanced Portfolio Institutional Class Shares................................     138
     Sterling Partners' Equity Portfolio Institutional Class Shares..................................     115
     Sterling Partners' Short-Term Fixed-Income Portfolio Institutional Class Shares.................      32
     Sterling Partners' Small Cap Value Portfolio Institutional Class Shares.........................      85
     TS&W Equity Portfolio Institutional Class Shares................................................     264
     TS&W Fixed Income Portfolio Institutional Class Shares..........................................     171
     TS&W International Equity Portfolio Institutional Class Shares..................................     387
     C&B Mid Cap Equity Portfolio*...................................................................       0
     HJMC Equity Portfolio Institutional Class Shares *..............................................       0
     McKee Small Cap Equity Portfolio Institutional Class Shares*....................................       0
     NWQ Value Equity Portfolio Institutional Service Class Shares *.................................       0
     Sirach Equity Portfolio Institutional Service Class Shares*.....................................       0
     Sterling Partners' Balanced Portfolio Institutional Service Class Shares*.......................       0
     Sterling Partners' Equity Portfolio Institutional Service Class Shares*.........................       0


     Sterling Partners' Short-Term Fixed-Income Portfolio Institutional Service Class Shares*........       0
     TS&W Balanced Portfolio Institutional Class Shares*.............................................       0

     TOTAL...........................................................................................   3,473

     * Portfolio has been authorized for sale of shares but has yet to begin operations.

ITEM 27. INDEMNIFICATION

     Reference is made to Article NINTH of the Registrant's Articles of Incorporation, which was filed as Exhibit No. 1 to the Registrant's initial registration statement. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to the captions "Investment Adviser" and "Administrative Services" in the Prospectuses constituting Part A of this Registration Statement and "Management of the Fund" and "Investment Adviser" in Part B of this Registration Statement.

     Acadian Asset Management, Inc.

     Listed below are the executive officers and directors of Acadian Asset Management, Inc. ("AAM"). The business address of AAM is Two International Place
- 26th Floor, Boston, Massachusetts 02110. No officer or director of AAM has any other affiliation with the Registrant.

           Dr. Gary L. Bergstrom, President and Director
           Ronald D. Frashure, Executive Vice President and Director John R. Chisholm, Senior Vice President
           Stella M. Hammond, Senior Vice President
           Churchill G. Franklin, Senior Vice President
           Richard O. Michaud, Senior Vice President
           Matthew V. Pierce, Senior Vice President
           James W. Graves, Senior Vice President

     Cooke & Bieler, Inc.

     Listed below are the executive officers and directors of Cooke & Bieler, Inc. ("C&B"). The business address of C&B is 1700 Market Street, Philadelphia, Pennsylvania 19103. No officer or Director of C&B has any other affiliation with the Registrant.

           James C. A. McClennon, Partner and Director
           Robert B. Arthur, Partner and Director
           Walter W. Grant, Partner and Director
           Charles E. Haldeman, Partner and Director
           John J. Medveckis, Partner and Director
           Russell G. Redenbaug, Partner and Director

               Ronald D. Henrikisen, Director
               Robert R. Glauber, Director
               R. James O'Neil, Vice President
               Bruce A. Smith, Vice President
               Peter A. Thompson, Vice President
               Kermit S. Eck, Vice President
               Michael M. Meyer, Vice President

           Dewey Square Investors Corporation

           Listed below are the executive officers and directors of Dewey Square Investors Corporation ("DSI"). The business address of DSI is One Financial Center, Boston, Massachusetts 02111. Mr. Whitman is a director of the Registrant. No other officer or director of DSI has any other affiliation with the Registrant.

               Peter M. Whitman, Jr., President
               Ronald L. McCullough, Vice President
               G.A. David Gray, Vice President
               Eva S. Dewitz, Vice President
               Marilyn R. Stegner, Secretary and Treasurer

           Fiduciary Management Associates, Inc.

           Listed below are the executive officers and directors of Fiduciary Management Associates, Inc. ("FMA"). The business address of FMA is 55 West Monroe Street, Suite No. 2550, Chicago, Illinois 60603. No officer or director of FMA has any other affiliation with the Registrant.

               Robert F. Carr III, Director, Chairman and Secretary
               Patricia A. Falkowski, President & Chief Investment Officer Robert W. Thornburgh, Jr., Executive Vice President and Treasurer Philip E. Arnold, Chairman of Executive Committee
               Lloyd J. Spicer, Senior Vice President
               Albert W. Gustafson, Senior Vice President

           Investment Counselors of Maryland, Inc.

           Listed below are the executive officers and directors of Investment Counselors of Maryland, Inc. ("ICM"). The business address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. No officer or director of ICM has any other affiliation with the Registrant.

               Craig Lewis, Principal and Director
               Linda W. McCleary, Principal and Director
               Robert D. McDorman, Jr., Principal and Director Stephen T. Scott, Principal and Director
               David E. Nelson, Principal and Director
               Paul L. Borssuck, Principal
               Charles W. Neuhauser, Senior Vice President
               Daniel O. Shackelford, Senior Vice President
               Robert F. Boyd, Executive Vice President

           C.S. McKee & Company, Inc.

           Listed below are the executive officers and directors of C.S. McKee & Company, Inc. ("C.S. McKee"). The business address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. No officer or director of C.S. McKee has any other affiliation with the Registrant.

               Charles E. Jacobs, Chairman
               James H. Hanes, President and Director
               Joseph F. Bonomo, Jr., Senior Vice President
               Walter C. Bean, Senior Vice President
               William J. Andrews, Vice President
               Kathryn J. Murin, Senior Vice President
               Joseph A. Murvar, Portfolio Manager
               Malcolm G. Nimick, Portfolio Manager
               Norman S. Allan, Senior Vice President
               Bradford J. Hanes, Assistant Vice President
               Lloyd F. Stamy, Jr., Senior Vice President
               William Vescio, Vice President
               Susan A. Darragh, Treasurer

           NWQ Investment Management Company

           Listed below are the executive officers and directors of NWQ Investment Management Company, Inc. ("NWQ"). The business address of NWQ is 655 South Hope Street, 11th Floor, Los Angeles, California 90017. No officer or director of NWQ has any other affiliation with the Registrant.

               David A. Polak, President and Director
               Edward C. Friedel, Jr., Director and Managing Director
               James P. Owen, Managing Director
               James H. Galbreath, Director and Managing Director
               Mary-Gene Slaven, Clerk, CFO, COO and Managing Director Michael C. Mendez, Managing Director
               Phyllis G. Thomas, Managing Director
               Paul R. Guastamacchio, Vice President and Portfolio Manager Martin Pollack, Vice President and Portfolio Manager
               Thomas J. Laird, Vice President and Portfolio Manager
               Justin T. Clifford, Vice President
               Jeffrey M. Cohen, Vice President and Portfolio Manager
               Karen S. McCue, Vice President and Director of Institutional
                 Marketing
               Ronald R. Sternal, Vice President
               Ronald R. Halverson, Vice President
               Kathy Seraff, Vice President

           Rice, Hall, James & Associates

           Listed below are the executive officers and directors of Rice, Hall, James & Associates ("RHJ"). The business address of RHJ is 600 West Broadway, Suite 1000, San Diego, California 92101. No officer or director of RHJ has any other affiliation with the Registrant.

               Walter H. Beck, Director and Partner
               Charles G. King, Partner and Portfolio Manager
               Thomas W. McDowell, Director, President, Chief Executive Officer
                and Portfolio Manager
               Gary S. Rice, Partner and Portfolio Manager

               David P. Tessmer, Director, Partner and Portfolio Manager Timothy A. Todaro, Partner and Portfolio Manager
               Samuel R. Trozzo, Chairman and Portfolio Manager
               Mitchell S. Little, Partner
               Michelle P. Connell, Partner and Portfolio Manager
               James Dickinson, Partner and Portfolio Manager
               Patricia A. Urbonya, Partner and Operations Manager

           Sirach Capital Management, Inc.

           Listed below are the executive officers and directors of Sirach Capital Management, Inc. ("Sirach"). The business address of Sirach is 3323 One Union Square, 600 University Street, Seattle, Washington 98101. No officer or director of Sirach has any other affiliation with the Registrant.

               Harvey G. Bateman, Treasurer and Director
               Barry E. Fetterman, Secretary and Director
               Thomas Gillespie, Vice President and Director
               George B. Kauffman, Chairman of the Board and Director William B. Sanders, President and Director

           Spectrum Asset Management, Inc.

           Listed below are the executive officers and directors of Spectrum Asset Management, Inc. ("SAMI"). The business address of SAMI is 4 High Ridge Park, Stamford, Connecticut 06905. No officer or director of SAMI has any other affiliation with the Registrant.

               Scott T. Fleming, Chairman of the Board and Chief Financial
                 Officer
               Bernard M. Sussman, Senior Vice President
               L. Phillip Jacoby, IV, Vice President - Portfolio Management Margaret S. Gilliland, Vice President
               Patrick G. Hurley, Hedge Manager

           Sterling Capital Management Company

           Listed below are the executive officers and directors of Sterling Capital Management Company ("Sterling"). The business address of Sterling is One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. No officer or director of Sterling has any other affiliation with the Registrant.

               W. Olin Nisbet, III, Chairman and Chief Executive Officer Mark W. Whalen, President and Director
               David M. Ralston, Executive Vice President/Chief Investment
                Officer & Director
               J. Calvin Rivers, Jr., Executive Vice President & Director Harry F. Wolfe, Jr., Senior Vice President
               Alexander W. McAlister, Senior Vice President
               James R. Norris, Senior Vice President
               Brian R. Walton, Senior Vice President
               Eduardo A. Brea, Vice President
               Mary D. Chaney, Vice President/Secretary/Treasurer
               Rebecca G. Douglass, Vice President
               K. Lee Carter, Vice President
               Mary Weeks Fountain, Vice President
               Esther L. Glenn Vice President
               Robert W. Bridges, Vice President
               Anthony T. Corallo, Vice President

           Thompson, Siegel & Walmsley, Inc.

           Listed below are the executive officers and directors of Thompson, Siegel and Walmsley, Inc. ("TS&W"). The business address of TS&W is 5000 Monument Avenue, Richmond, Virginia 23230. No officer or director of TS&W has any other affiliation with the Registrant.

                   John T. Siegel, President, Treasurer and Director
                   Matthew G. Thompson, Senior Vice President and Director
                   S. Pierce Walmsley, IV, Senior Vice President and Director Kathleen M. Blanton, Vice President
                   Lori N. Anderson, Vice President
                   Charles A. Gomer, III, Vice President
                   Paul A. Ferwerda, Vice President
                   Peter D. Hartman, Vice President
                   G.D. Rothenberg, Vice President
                   Horace P. Whitworth, II, Vice President and Secretary Elizabeth Cabell Jennings, Vice President
                   Alan C. Ashworth, Vice President

           AAM, C&B, DSI, FMA, ICM, C.S. McKee, NWQ, RHJ, Sirach, SAMI, Sterling and TS&W are each wholly-owned affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation acquiring and owning firms engaged primarily in institutional investment management.

ITEM 29. PRINCIPAL UNDERWRITERS

           (a) UAM Fund Distributors, Inc., the firm which acts as sole distributor of the Registrant's shares, also acts as distributor for UAM Funds Trust (formerly The Regis Fund
                   II), Analytic Optioned Equity Fund, Inc. and The Analytic Series Fund, Inc.

           (b)     Not applicable.

           (c)     Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

           The books, accounts and other documents required by Section 3(a) under the Investment Company Act of 1940, as amended (the "1940 Act") and rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, the Registrant's Sub-Transfer and Sub-Administrative Agent (Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108) and the Registrant's Custodian Bank (The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245.)

ITEM 31. MANAGEMENT SERVICES

           Not applicable.

ITEM 32. UNDERTAKINGS

           (a)     Not applicable

           (b)     (i)      Registrant undertakes to file a post-effective
amendment containing reasonably current financial statements, which need not be certified, for the NWQ Special Equity Portfolio and NWQ Small Cap Value Portfolio within four to six months of the effective date of such Portfolios or the commencement of operations of the Portfolios, whichever is later.

                   (ii) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified for the TS&W Balanced Portfolio within four to six months of the effective date of such Portfolio or the commencement of operations of the Portfolio, whichever is later.

                   (iii) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified for the McKee Small Cap Equity Portfolio within four to six months of the effective date of such Portfolio or the commencement of operations of the Portfolio, whichever is later.

                  (iv) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified for the C & B Mid Cap Equity Portfolio within four to six months of the effective date of such Portfolio or the commencement of operations of the Portfolio, whichever is later.

                   (v) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the DSI Balanced Portfolio Institutional Class Shares within four to six months of the commencement of operations of the Portfolio.

                   (vi) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the HJMC Equity Portfolio Institutional Class Shares within four to six months of the commencement of operations of such Portfolio.

                   (vii) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the Cambiar Anticipation Portfolio Institutional Class Shares within four to six months of the commencement of operations of the Portfolio.

           (c)     Registrant undertakes to comply with the provisions of
Section 16(c) of the 1940 Act in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of Directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of a Director and the Registrant will assist in shareholder communications as required by Section 16(c) of the 1940 Act.

           (d) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 30th day of June, 1997. The Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933.

                                                          UAM FUNDS, INC.

                                                                 *
                                                          ----------------------
                                                          Norton H. Reamer
                                                          Chairman and President

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

             *             , Chairman and President       June 30, 1997
---------------------------
Norton H. Reamer


             *             , Director                     June 30, 1997
---------------------------
John T. Bennett, Jr.


             *             , Director                     June 30, 1997
---------------------------
Nancy J. Dunn


             *             , Director                     June 30, 1997
---------------------------
Philip D. English


             *             , Director                     June 30, 1997
---------------------------
William A. Humenuk


             *             , Director                     June 30, 1997
---------------------------
Peter M. Whitman, Jr.


             *             , Director                     June 30, 1997
---------------------------
Charles H. Salisbury


/s/ Gary L. French         , Treasurer and Principal      June 30, 1997
---------------------------  Financial and Accounting
Gary L. French               Officer


/s/ Karl O. Hartmann                                      June 30, 1997
---------------------------
* Karl O. Hartmann
(Attorney-in-Fact)


                                UAM FUNDS, INC.
                        (FORMERLY THE REGIS FUND, INC.)

                          FILE NOS. 811-5683/33-25355


                        POST-EFFECTIVE AMENDMENT # 48

                                 EXHIBIT INDEX



          Exhibit No.                                   Description
          -----------                                   -----------

           EX-11F                        Consent of Independent Accountants

           EX-16F&G                      Performance Quotation Schedules

           EX-24A&B                      Powers of Attorney for Nancy J. Dunn
                                         and Charles H. Salisbury

           EX-27F&G                      Financial Data Schedules

                                      A-1